Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 48,869,635	$ (13,935,810)	$ (24,062,017)
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	47,551,116	2,487,891	(7,088,911)
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	2,981,313	(9,244,714)	(9,616,856)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	3,623,367	2,931,562	(7,690,728)
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	37,531,206	(31,272,082)	24,444,275
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	893,890	47,540	(1,158,380)
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(2,488,313)	(3,039,993)	(12,773,525)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	2,095,657	1,364,117	3,389,662
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	2,913,996	41,701,461	(3,683,359)
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 1,318,519	$ (16,423,701)	$ (16,973,106)